Loans Payable (Details) - USD ($)												1 Months Ended					3 Months Ended		12 Months Ended
	Mar. 24, 2025	Feb. 21, 2025	Dec. 23, 2024	Nov. 27, 2024	Nov. 14, 2024	May 09, 2024	Sep. 05, 2023	Aug. 25, 2023	Jul. 25, 2023	Jun. 09, 2023	May 15, 2023	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 23, 2024	May 16, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	May 31, 2024	Jan. 05, 2023	Jun. 15, 2021	Feb. 27, 2018
Loans Payable [Line Items]
Company received cash																			$ 1,609,593
Advance interest																	$ 11,029		11,029
Future receivables amount paid																			390,000
Principal and interest														$ 525,000
Gain (loss) on settlement of debt																			$ (180,622)
Original balance under agreement																				79,508
Aggregate amount								$ 399,330
Anticipated of future receivables																	8.00%		8.00%
Cash payments													$ 45,000
Debt discount																	$ 671,228	$ 432,934	$ 997,379	$ 1,113,589
Share issued (in Shares)																	1,004,605		970,319	959,508		15,000
High Wire [Member]
Loans Payable [Line Items]
Interest rate																	0.00%		0.00%
Financing Agreement [Member]
Loans Payable [Line Items]
Matured date																	Dec. 01, 2025
Cedar Advance LLC One [Member]
Loans Payable [Line Items]
Matured date													Jun. 01, 2025
Aggregate principal amount											$ 1,280,000
Purchase price											1,228,800
Company received cash											1,228,800
Debt discount											51,200
Cedar Advance LLC [Member]
Loans Payable [Line Items]
Aggregate principal amount																					$ 284,605
Principal and interest														375,000
Monthly payments													$ 31,250
Account payable													123,867
Gain (loss) on settlement of debt																			$ 180,778
Original balance under agreement																	$ 31,250		236,250
Company owned agreement																	125,000		156,250
Slate Advance LLC [Member]
Loans Payable [Line Items]
Aggregate principal amount														261,154
Principal and interest																					$ 343,000
Monthly payments													16,278
Account payable																	156,567		156,567
Original balance under agreement																	16,278
Company owned agreement																	179,055		195,333
Cash payments														50,000
Debt discount																			40,739
Loan with Pawn Funding [Member]
Loans Payable [Line Items]
Aggregate principal amount																	232,120		232,120
Principal and interest														375,000
Monthly payments													$ 31,250
Account payable																	123,868		123,868
Meged Funding Group [Member]
Loans Payable [Line Items]
Aggregate principal amount														251,471
Monthly payments												$ 40,000
Account payable																	$ 132,604		132,604
Senior Loan Agreement [Member]
Loans Payable [Line Items]
Aggregate principal amount														338,000
Loan One [Member]
Loans Payable [Line Items]
Company received cash																			144,000
Agreements loans																			5,625
Loan Two [Member]
Loans Payable [Line Items]
Company received cash																			208,320
Agreements loans																			8,348
Loan Three [Member]
Loans Payable [Line Items]
Company received cash																			180,907
Agreements loans																			$ 6,851
Cedar Advance LLC [Member]
Loans Payable [Line Items]
Original balance under agreement																				$ 633,842
Cedar Advance LLC [Member] | Financing Agreement [Member]
Loans Payable [Line Items]
Interest rate																	10.00%		10.00%
Matured date																	Jun. 01, 2025		Jun. 01, 2025
Advance interest																	$ 43,840		$ 43,840
Future receivables amount paid																	$ 1,753,600		$ 1,753,600
Loan with Pawn Funding [Member] | Financing Agreement [Member]
Loans Payable [Line Items]
Matured date																	Jun. 01, 2025		Jun. 01, 2025
Pawn Funding One [Member]
Loans Payable [Line Items]
Purchase price											1,280,000
Company received cash											1,241,600
Debt discount											38,400
Advance interest																	$ 43,840		$ 43,840
Future receivables amount paid																	$ 1,753,600		1,753,600
Original balance under agreement																			$ 267,500	568,874
Aggregate amount											1,280,000
Anticipated of future receivables																	4.00%		4.00%
Debt discount											38,400
Interest amount																				351,765
Remaining outstanding amount																							$ 217,400
Pawn Funding [Member]
Loans Payable [Line Items]
Gain (loss) on settlement of debt																			$ 111,078
Original balance under agreement																	$ 31,250
Company owned agreement																	$ 125,000		$ 156,250
Slate Advance LLC [Member]
Loans Payable [Line Items]
Interest rate																	25.00%		25.00%
Aggregate principal amount										$ 1,500,000
Purchase price										1,425,000
Company received cash										1,425,000
Debt discount										$ 75,000
Advance interest																	$ 75,000		$ 75,000
Future receivables amount paid																	2,100,000		2,100,000
Gain (loss) on settlement of debt																			202,830
Original balance under agreement																			196,418	843,121
Company owned agreement																			$ 195,333
Slate Advance LLC [Member] | Financing Agreement [Member]
Loans Payable [Line Items]
Matured date																			Jul. 01, 2025
State Advance LLC One [Member]
Loans Payable [Line Items]
Gain (loss) on settlement of debt																			$ 81,775
Original balance under agreement																				506,879
Meged Funding Group [Member]
Loans Payable [Line Items]
Purchase price									$ 1,151,950
Company received cash									1,151,950
Debt discount									48,050
Advance interest																	67,200		67,200
Future receivables amount paid																	1,680,000		1,680,000
Gain (loss) on settlement of debt																			191,704
Original balance under agreement																	40,000			474,955
Company owned agreement																	$ 200,000		$ 240,000
Aggregate amount									1,200,000
Anticipated of future receivables																	25.00%		25.00%
Debt discount									$ 48,050
Interest amount																				331,445
Company owed pursuant agreement																			$ 240,000
Meged Funding Group one [Member]
Loans Payable [Line Items]
Gain (loss) on settlement of debt																			40,416
Original balance under agreement																			287,040
Channel Partners Capital LLC [Member]
Loans Payable [Line Items]
Company received cash					$ 246,840
Original balance under agreement																	$ 52,083		17,361
Company owned agreement																	198,277		233,101
Agreements loans																	17,361		17,361
Debt discount																	$ 2,155		$ 2,986
Channel Partners Capital LLC [Member] | Loan Agreement [Member]
Loans Payable [Line Items]
Matured date																	May 14, 2026		May 14, 2026
Aggregate principal amount					250,000
Debt discount					$ 3,160
OnDeck Capital Loan [Member]
Loans Payable [Line Items]
Company received cash				$ 150,000
Debt discount																	$ 1,817		$ 3,244
Original balance under agreement																	49,575		15,254
Company owned agreement																	108,260		138,025
Agreements loans																	$ 3,813		3,813
Debt discount																			$ 3,244
OnDeck Capital Loan [Member] | Loan Agreement [Member]
Loans Payable [Line Items]
Matured date																	Nov. 27, 2025		Nov. 27, 2025
Debt discount				$ 3,750
Arin Funding LLC [Member]
Loans Payable [Line Items]
Purchase price								195,000
Company received cash			$ 292,000					195,000
Debt discount																	$ 19,718		$ 40,739
Advance interest																			13,000
Future receivables amount paid																			260,000
Original balance under agreement																	66,397		97,500	151,259
Company owned agreement																	211,392		$ 256,767
Aggregate amount								200,000
Anticipated of future receivables																			5.00%
Debt discount								5,000
Company owed pursuant agreement																			$ 0
Arin Funding LLC [Member] | Financing Agreement [Member]
Loans Payable [Line Items]
Matured date																			Jan. 12, 2024
Aggregate principal amount																			$ 420,000
Debt discount			$ 8,000
Future receivables amount paid																	420,000
Share issued (in Shares)			4,000
Fair value			$ 34,512
Fair value			34,512
Arin Funding LLC [Member] | Loan Agreement [Member]
Loans Payable [Line Items]
Aggregate principal amount			420,000
Purchase price			$ 300,000
Fenix Funding LLC [Member]
Loans Payable [Line Items]
Purchase price								270,000
Company received cash								261,900
Debt discount								$ 8,100									6,943
Advance interest																			11,095
Future receivables amount paid																			$ 399,330
Original balance under agreement																	55,475
Company owned agreement																	219,183
Anticipated of future receivables																			8.00%
Headway Capital Line of Credit [Member]
Loans Payable [Line Items]
Original balance under agreement																	7,022
Company owned agreement																	95,445
Cash proceeds		$ 100,000
Line of credit																	$ 7,022
Interest rate																	4.17%
Incurred interest																	$ 2,468
Casa Capital [Member]
Loans Payable [Line Items]
Purchase price	$ 200,000
Company received cash	183,580
Debt discount	16,420																16,420
Advance interest																	9,933
Future receivables amount paid																	298,000
Company owned agreement																	$ 183,580
Aggregate amount	$ 298,000
Anticipated of future receivables																	2.40%
Cedar Advance LLC One [Member]
Loans Payable [Line Items]
Aggregate principal amount											1,280,000
Purchase price											1,228,800
Company received cash											1,228,800
Debt discount											$ 51,200
Original balance under agreement																				374,478
Cedar Advance LLC One [Member] | Financing Agreement [Member]
Loans Payable [Line Items]
Matured date																			Dec. 01, 2025
Arin Funding LLC One [Member]
Loans Payable [Line Items]
Purchase price							$ 290,000
Company received cash							290,000
Advance interest																			$ 19,500
Original balance under agreement																			$ 52,000	56,741
Aggregate amount							300,000
Anticipated of future receivables																			8.00%
Debt discount							$ 10,000
Company owed pursuant agreement																			$ 0
Arin Funding LLC One [Member] | Financing Agreement [Member]
Loans Payable [Line Items]
Matured date																			Jan. 23, 2024
Original balance under agreement																				$ 212,992
Arin Funding LLC One [Member] | Cedar Advance LLC [Member]
Loans Payable [Line Items]
Original balance under agreement																			$ 7,500
J.J. Astor & Co [Member]
Loans Payable [Line Items]
Principal and interest														$ 3,510,000
Agreements loans																			$ 87,750
Purchase warrant shares (in Shares)						2,700,000									4,060,000	5,500,000
Exercise price (in Dollars per share)						$ 0.056									$ 0.05	$ 0.04
J.J. Astor & Co [Member] | Financing Agreement [Member]
Loans Payable [Line Items]
Matured date																			Mar. 06, 2025
J.J. Astor & Co [Member] | Senior Loan Agreement [Member]
Loans Payable [Line Items]
Aggregate principal amount																			$ 813,389
InterCloud Systems, Inc [Member]
Loans Payable [Line Items]
Principal amount																								$ 500,000
Previously Reported [Member] | Slate Advance LLC [Member]
Loans Payable [Line Items]
Company owned agreement																			297,506
Previously Reported [Member] | Channel Partners Capital LLC [Member]
Loans Payable [Line Items]
Company owned agreement																			236,087
Previously Reported [Member] | OnDeck Capital Loan [Member]
Loans Payable [Line Items]
Company owned agreement																			141,269
Loans Payable [Member] | Cedar Advance LLC [Member]
Loans Payable [Line Items]
Gain (loss) on settlement of debt																			80,376
Loans Payable [Member] | Pawn Funding One [Member] | Loan with Pawn Funding [Member]
Loans Payable [Line Items]
Gain (loss) on settlement of debt																			140,393
Loans Payable [Member] | Pawn Funding [Member] | Loan with Pawn Funding [Member]
Loans Payable [Line Items]
Gain (loss) on settlement of debt																			$ 140,393